Customer and Supplier Concentration (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer One [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	42.00%	20.10%
Customer Two [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	26.20%	19.10%
Customer Three [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	20.90%	16.30%